Note 34 - Income Taxes - After Offsetting, Deferred Tax Assets and Liabilities (Detail) - Deutsche Bank AG [Member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets And Liablities [Line items]
Presented as deferred tax assets	€ 6,702	€ 7,039
Presented as deferred tax liabilities	574	517
Net deferred tax assets	€ 6,128	€ 6,522